Segmental reporting (Tables)	12 Months Ended
Dec. 31, 2019
2. Segmental Reporting
Analysis of results by business

The below table also includes Head Office which comprises head office and central support functions.

Analysis of results by business
	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2019
Total income	10,009	4,462	(320)	14,151
Credit impairment charges	(157)	(1,016)	(29)	(1,202)
Net operating income/(expenses)	9,852	3,446	(349)	12,949
Operating expenses	(7,267)	(2,359)	(92)	(9,718)
Litigation and conduct	(108)	(7)	(149)	(264)
Total operating expenses	(7,375)	(2,366)	(241)	(9,982)
Other net income/(expenses)[a]	113	40	(8)	145
Profit/(loss) before tax	2,590	1,120	(598)	3,112
Total assets	799.6	65.7	11.4	876.7
Number of employees (full time equivalent)	8,100	3,100	9,300	20,500

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2018
Total income[b]	9,741	4,267	(408)	13,600
Credit impairment releases/(charges)	152	(808)	13	(643)
Net operating income/(expenses)	9,893	3,459	(395)	12,957
Operating expenses	(7,459)	(2,304)	(130)	(9,893)
GMP charge	-	-	(140)	(140)
Litigation and conduct	(68)	(59)	(1,579)	(1,706)
Total operating expenses	(7,527)	(2,363)	(1,849)	(11,739)
Other net income/(expenses)[a]	28	41	(1)	68
Profit/(loss) before tax	2,394	1,137	(2,245)	1,286
Total assets	792.5	71.6	13.6	877.7
Number of employees (full time equivalent)	9,100	3,300	10,000	22,400

Notes

a Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

b £351m of certain capital instrument funding costs are now charged to Head Office, the impact of which would have been materially the same if the charges had been included in full year 2017.

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Non-Core[a]	Barclays Bank Group
	£m	£m	£m	£m	£m
For the year ended 31 December 2017
Total income	9,901	4,504	(148)	(527)	13,730
Credit impairment charges	(213)	(1,293)	(17)	(30)	(1,553)
Net operating income/(expenses)	9,688	3,211	(165)	(557)	12,177
Operating expenses	(7,610)	(2,167)	(202)	(251)	(10,230)
Litigation and conduct	(267)	(2)	(151)	(28)	(448)
Total operating expenses	(7,877)	(2,169)	(353)	(279)	(10,678)
Other net income[b]	133	121	(192)	197	259
Profit before tax from continuing operations	1,944	1,163	(710)	(639)	1,758
Total assets[c]	788.7	67.4	35.8	-	1,129.3
Number of employees (full time equivalent)	8,800	2,700	10,300	-	21,800

Notes

a Barclays Non-Core segment was closed on 1 July 2017, with financial performance subsequently reported in Corporate and Investment Bank, Head Office and UK banking business.

b Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

c Total assets for UK banking business are included within Barclays Bank Group for 2017.

Income by geographic region (audited)
Income by geographic region[a]
	2019	2018	2017
For the year ended 31 December	£m	£m	£m
Continuing operations
United Kingdom	4,084	4,007	3,582
Europe	1,752	1,615	1,985
Americas	7,251	7,048	7,194
Africa and Middle East	62	44	137
Asia	1,002	886	832
Total	14,151	13,600	13,730

Income from individual countries which represent more than 5% of total income[a]
	2019	2018	2017
For the year ended 31 December	£m	£m	£m
Continuing operations
United Kingdom	4,084	4,007	3,582
United States	7,121	6,916	7,049

Note

a The geographical analysis is now based on the location of office where the transactions are recorded, whereas it was previously based on counterparty location. The new approach is better aligned to the geographical view of the business following the implementation of structural reform. Prior year comparatives have been restated.